                           KEMPER MONEY MARKET FUND

                                        ANNUAL REPORT TO SHAREHOLDERS
                                        FOR THE YEAR ENDED JULY 31, 1995

                    "The rising interest rate environment
                  allowed each portfolio's yield to quickly
                   increase due to the reinvestment of its
                    short maturity investments at current
                             higher rate levels."



[KEMPER MUTUAL FUNDS LOGO]

================================================================================
                              TABLE OF CONTENTS

                     Performance Update                     3

                     Terms to Know                          5

                     Portfolio Statistics                   6

                     Portfolio of Investments               7

                     Notes to Portfolio of Investments     15

                     Report from Independent Auditors      16

                     Financial Statements                  17

                     Notes to Financial Statements         19

                     Financial Highlights                  21

================================================================================
AT A GLANCE


YIELD COMPARISON

12 month effective yields, which assume reinvestment of dividends, for the period ended July 31, 1995.
--------------------------------------------------------------------------------

                                          8/2/94  9/6  10/11  11/15  12/20  1/24  2/28   4/4   5/9   6/13  7/25/95
------------------------------------------------------------------------------------------------------------------
KEMPER GOVERNMENT SECURITIES PORTFOLIO     4.02   4.27  4.48   4.68   5.36  5.51  5.75   5.76  5.78  5.67    5.55
------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUNDS              3.64   3.95  4.11   4.32   4.82  4.93  5.3    5.41  5.34  5.33    5.14
------------------------------------------------------------------------------------------------------------------

NOTE: THE TAX EQUIVALENT YIELD FOR KEMPER'S TAX EXEMPT PORTFOLIO WAS 5.61%.

The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes and, for some investors, a portion of income may be subject to the alternative minimum tax.

*The portfolios are compared to their respective IBC/Donoghue category: The Money Market Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC/Donoghue; Government Money Market Fund Average includes all non-institutional government money markets tracked by IBC/Donoghue; Tax-Free Money Market Fund Average consists of all non-institutional tax-free money markets tracked by IBC/Donoghue.

KEMPER MONEY MARKET FUND LIPPER RANKINGS

Compared to all other funds in the respective
Lipper Category**
-------------------------------------------------------------

                                       GOVERNMENT
                         MONEY MARKET  SECURITIES  TAX-EXEMPT
                           PORTFOLIO    PORTFOLIO   PORTFOLIO
--------------------------------------------------------------
1-year                     #32 of        #5 of       #5 of
                         251 funds     106 funds   122 funds
--------------------------------------------------------------
5-years                    #19 of        #4 of       #8 of
                         174 funds      67 funds    87 funds
--------------------------------------------------------------
10-years                    #5 of         #2 of        N/A
                          106 funds      43 funds
--------------------------------------------------------------
15-years                    #1 of           N/A        N/A
                           52 funds
--------------------------------------------------------------

An investment in money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable value of $1.00 per share.

**Lipper Analytical Services, Inc. rankings reflect reinvestment of all dividends for the periods indicated as of 7/31/95. Rankings are historical and do not reflect future performance. The Lipper categories that are used for comparison are as follows: Money Market Portfolio compared to the Lipper Money Market Instrument Fund category, Government Securities Portfolio compared to the Lipper Government Money Market Fund category and Tax-Exempt Portfolio compared to the Lipper Tax-Exempt Money Market Fund category.






================================================================================
ABOUT YOUR REPORT

SHAREHOLDER REPORTS REVISED

Your Fund's annual report is one of your best sources for tracking the progress of your investment. This report includes several changes that have been made in an effort to provide additional information to you as well as explain significant changes to the Fund over the last fiscal year. In addition, the performance update includes commentary from your Fund's portfolio manager or management team on what might be expected in the coming months. Specifically, your report now includes:

-   Yield comparisons to IBC/Donoghue
-   A look at your Fund's portfolio composition
-   Terms you'd need to know related to your Fund
-   The days to maturity of the Fund's underlying investments

    If you have any comments about the revised format or if you have suggestions for additional changes, please write to:

    Kemper Mutual Funds
    Shareholder Communications
    120 South LaSalle Street
    Chicago, IL 60603

===============================================================================
                                                             PERFORMANCE UPDATE


[PHOTO OF FRANK RACHWALSKI]

Frank Rachwalski is Senior Vice President of Kemper Financial Services, Inc. and Portfolio Manager of Kemper Money Market Fund. Mr. Rachwalski holds a B.B.A. and an M.B.A. degree from Loyola University.


KEMPER MONEY MARKET FUND PORTFOLIO MANAGER FRANK RACHWALSKI EXPLAINS HOW HE HAS ADJUSTED THE FUND'S MATURITY TO INCREASE ITS YIELDS DURING A RISING INTEREST RATE ENVIRONMENT.


Q    Frank, it appears that the momentum of 1994 continued into 1995, causing the Federal Reserve board to respond throughout the period. Would you agree?

A    Absolutely. We started this fiscal year, August 1, 1994, with an economy that continued to grow at a pace that was exceptionally strong. Growth in manufacturing and construction caused labor conditions to improve, which in turn meant an increase in personal income and consumer spending.

    Concerned that the rate of growth might spark inflation, the Federal Reserve (Fed) increased its federal funds rate -- the most sensitive indicator of the direction of interest rates -- in August. This was only one in a series of increases that totaled 1.75% during the fiscal year. Unlike other markets, these interest rate increases had a positive impact on the short-term market, namely improving investor returns.

Q    HOW DID YOU MANAGE THE FUND IN THIS RISING RATE ENVIRONMENT? AND
WITH WHAT RESULT?

A    Generally, we positioned the Fund defensively by reducing the average maturity of each portfolio. This allowed the portfolios' yields to quickly increase due to reinvestment of their short maturity investments in a rising interest rate environment. In most cases, our average maturity fell well below the average of our peers.

     We continued this strategy until the early part of 1995 when the economy began to show some signs of slowing. At that time, we repositioned the portfolios and began increasing their average maturities. As always, we emphasized high quality instruments throughout the period.

Q    After a year of rising rates, what's ahead for the fund?

A    As previously mentioned, the economy softened toward the end of the fiscal year. In fact, the Fed slightly decreased the federal funds rate in the beginning of July. While this meant somewhat lower money market rates, we do not anticipate the Fed's move as the start of an extended trend to lower rates. Instead, we view this decrease as a mid-cycle adjustment. However, we will continue to emphasize longer portfolio average maturities until the economy begins to show signs that it is growing at a slightly faster pace.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS++

For periods ended July 31, 1995

                                                          LIFE OF
                        1 - YEAR   5 - YEAR   10 YEAR    PORTFOLIO
===================================================================================
KEMPER MONEY
MARKET PORTFOLIO          5.34%      4.61%      6.10%       8.05%   (Since 11/25/74)
-----------------------------------------------------------------------------------
KEMPER GOVERNMENT
SECURITIES PORTFOLIO      5.36       4.58       5.97        6.90    (Since 11/30/81)
-----------------------------------------------------------------------------------
KEMPER TAX-EXEMPT
PORTFOLIO                 3.53       3.37        N/A        4.17    (Since 9/10/87)
-----------------------------------------------------------------------------------


YIELD COMPARISON

August 2, 1994 to July 25, 1995

KEMPER MONEY MARKET PORTFOLIO COMPARED TO FIRST TIER MONEY MARKET FUND AVERAGE

                                          8/2/94   9/6    10/11   11/15  12/20  1/24  2/28   4/4   5/9   6/13  7/25/95
======================================================================================================================
KEMPER GOVERNMENT SECURITIES PORTFOLIO    4.12     4.24   4.49    4.79   5.31   5.4   5.67   5.7   5.7   5.62   5.54
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUNDS             3.78     4.03   4.24    4.46   5.04   5.2   5.46   5.51  5.47  5.43   5.29
----------------------------------------------------------------------------------------------------------------------


KEMPER GOVERNMENT SECURITIES PORTFOLIO COMPARED TO GOVERNMENT MONEY MARKET FUND AVERAGE

                                         8/2/94   9/6    10/11   11/15  12/20  1/24  2/28   4/4    5/9    6/13  7/25/95
=======================================================================================================================
KEMPER GOVERNMENT SECURITIES PORTFOLIO    4.02%  4.27%  4.48%   4.68%  5.36%  5.51%  5.75%  5.76%  5.78%  5.67%  5.55%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUNDS             3.64%  3.95%  4.11%   4.32%  4.82%  4.93%  5.30%  5.41%  5.34%  5.33%  5.14%
-----------------------------------------------------------------------------------------------------------------------


Past performance is not predictive of future performance. Returns fluctuate.

++ Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

================================================================================

KEMPER TAX-EXEMPT PORTFOLIO COMPARED TO TAX-FREE MONEY MARKET FUND AVERAGE
                                 [BAR GRAPH]

=================================================
KEMPER'S MONEY MARKET PORTFOLIO              5.34
-------------------------------------------------
MONEY MARKET FUND AVERAGE*                   5.09
-------------------------------------------------
KEMPER'S GOVERNMENT SECURITIES PORTFOLIO     5.36
-------------------------------------------------
GOVERNMENT MONEY MARKET FUND AVERAGE*        4.94
-------------------------------------------------
KEMPER'S TAX-EXEMPT PORTFOLIO                3.53
-------------------------------------------------
TAX-FREE MONEY MARKET FUND AVERAGE           3.14
-------------------------------------------------


AVERAGE WEIGHTED MATURITY

                                                                                         ON 7/25/95
===================================================================================================
MONEY MARKET PORTFOLIO                                                                      35 DAYS
---------------------------------------------------------------------------------------------------
FIRST TIER MONEY MARKET FUND AVERAGE+                                                       59
---------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO                                                             44
 --------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND AVERAGE+                                                       47
---------------------------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO                                                                        37
---------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUNDAVERAGE+                                                          52
---------------------------------------------------------------------------------------------------


Please note: the tax-equivalent yield for Kemper's Tax-Exempt Portfolio was 5.79% based on an annualized 7-day yield on 7/25/95 (at a marginal federal income tax rate of 37.1%).

+ The portfolios are compared to their respective IBC/Donoghue category: The First Tier Money Market Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC/Donoghue; Government Money Market Fund Average includes all non-institutional government money markets tracked by IBC/Donoghue; Tax-Free Money Market Fund Average consists of all non-institutional tax-free money markets tracked by IBC/Donoghue.

================================================================================
TERMS TO KNOW

FEDERAL FUNDS RATE - the interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

AVERAGE MATURITY - the weighted average number of days in which each security in the portfolio matures. A variable or floating rate security may at times be treated as having a maturity that is shorter than on the face of the instrument.

TENDER SECURITIES - a special term applying to tax-exempt issues that are subject to repayment on a specified date prior to their final maturity.

REPURCHASE AGREEMENTS (REPOS) - arrangements under which a security is bought under an agreement that the seller will repurchase that security at an agreed upon price, time and yield to the buyer.

================================================================================
PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION

MONEY MARKET PORTFOLIO                                           ON 7/31/95
================================================================================
COMMERCIAL PAPER                                                        74%
--------------------------------------------------------------------------------
DOMESTIC CDs                                                            12
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                    7
--------------------------------------------------------------------------------
OTHER                                                                    7
--------------------------------------------------------------------------------
                                                                       100%
--------------------------------------------------------------------------------




GOVERNMENT SECURITIES PORTOFOLIO                                   ON 7/31/95
================================================================================
FEDERAL AGENCIES                                                        56%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                   43
--------------------------------------------------------------------------------
U.S. TREASURIES                                                          1
--------------------------------------------------------------------------------
                                                                       100%
--------------------------------------------------------------------------------




TAX-EXEMPT PORTFOLIO                                               ON 7/31/95
================================================================================
TAX-EXEMPT COMMERCIAL PAPER                                             51%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                              42
--------------------------------------------------------------------------------
TENDER SECURITIES                                                        3
--------------------------------------------------------------------------------
GENERAL MARKET OBLIGATIONS                                               4
--------------------------------------------------------------------------------
                                                                       100%
--------------------------------------------------------------------------------

================================================================================
                                                       PORTFOLIO OF INVESTMENTS

MONEY MARKET PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

CORPORATE OBLIGATIONS                                                      VALUE
================================================================================
BANKING -- 4.4%

         Commonwealth Bank of Australia
           5.89%, 9/22/95                                             $   49,581
     (a) Keycorp
           5.88%, 8/22/95                                                 15,000
         Nordbanken North America, Inc.
           5.79%, 10/13/95                                                49,422
         Postipankki U.S. Inc.
           5.97%, 8/16/95                                                 49,877
         Skandinaviska Enskilda Banken
         Funding Inc.
           5.73%, 10/11/95                                                14,833
         =======================================================================
                                                                         178,713

--------------------------------------------------------------------------------
CAPITAL AND MORTGAGE LENDING -- 2.3%

         Countrywide Funding Corporation
           5.81%-5.83%, 8/21/95-8/28/95                                   39,843
     (b) GMAC Mortgage Corporation of
         Pennsylvania
           6.16%, 8/31/95                                                 54,719
         =======================================================================
                                                                          94,562

--------------------------------------------------------------------------------
CAPTIVE BUSINESS FINANCE -- 12%

     (a) American Honda Finance
         Corporation
           6.19%, 8/7/95                                                  44,995
         Asset Securitization Cooperative
         Corporation
           5.76%, 10/3/95                                                 49,501
         Budget Funding Corporation
           5.78%, 9/22/95                                                 39,669
         Chrysler Financial Corporation
           6.04%, 8/30/95                                                 49,760
     (a) Deere (John) Capital Corporation
           5.88%, 8/16/95                                                 25,000
     (a) Emprise I Corporation
           6.23%, 9/22/95                                                 45,989
         Enterprise Capital Funding
         Corporation
           6.09%, 8/14/95                                                 19,957
     (a) Finova Capital Corporation
           6.16%, 9/15/95                                                 50,000
         Ford Motor Credit Company
           5.90%-6.00%, 8/29/95-9/22/95                                   39,759
         Hanson Finance (UK) PLC
           5.86%, 10/12/95                                                24,711
         National Fleet Funding
           6.03%, 8/4/95                                                  49,975
         Orix America Inc.
           5.81%-5.99%, 8/30/95-9/7/95                                    19,893
         USL Capital Corporation
           6.01%, 8/11/95                                                 24,959
         =======================================================================
                                                                         484,168

--------------------------------------------------------------------------------
CONSUMER FINANCING -- 9.7%

         American Express Credit Corporation
           5.75%-5.94%, 8/17/95-10/17/95                                  49,631
         American General Finance
         Corporation
           5.78%, 9/20/95                                                 24,801
         Associates Corporation of
         North America
           5.73%, 10/5/95                                                 49,490
         Beneficial Corporation
           5.96%, 9/15/95                                                 39,706
         General Electric Capital Corporation
           5.97%, 9/1/95                                                  49,746
         Household Finance Corporation
           5.75%-5.89%, 9/12/95-10/12/95                                  54,513
         JTB Finance Americas
           5.86%, 9/27/95                                                 24,770
         Sears Roebuck Acceptance Corp.
           6.01%, 8/7/95                                                  49,950
         Sierra Funding Corporation
           5.85%-5.88%, 10/25/95-10/31/95                                 49,294

         =======================================================================
                                                                         391,901

CONSUMER PRODUCTS AND SERVICES -- 5.3%

         American Home Products Corporation
           5.82%-6.01%, 8/28/95-10/23/95                                  49,558
         Coca-Cola Enterprises Inc.
           6.01%, 8/11/95-8/18/95                                         49,888
     (a) PepsiCo, Inc.
           5.76%, 8/16/95                                                 49,993
         Quaker Oats Company
           5.99%-6.01%, 8/22/95-9/13/95                                   64,721
         =======================================================================
                                                                         214,160

CORPORATE FINANCING -- 10.2%

     (a) Beta Finance Corporation
           5.70%, 8/1/95                                                  45,000
         Broadway Capital Corporation
           5.76%, 10/16/95                                                24,700
         Clipper Receivables Corporation
           5.82%-6.02%, 8/21/95-8/25/95                                   64,754
         GTE Finance Corporation
           5.83%, 8/23/95                                                 24,911
         Ranger Funding Corporation
           5.78%, 10/16/95                                                24,699
         Receivables Capital Corporation
           5.76%-5.79%, 8/28/95-10/12/95                                  49,608
     (a) Sanwa Business Credit Corporation
           6.06%-6.15%, 8/7/95-8/9/95                                    124,997
         Windmill Funding Corporation
           5.79%, 9/6/95                                                  49,713
         =======================================================================
                                                                         408,382

================================================================================
PORTFOLIO OF INVESTMENTS


                                                                         VALUE
================================================================================
ENERGY AND UTILIITIES -- 1.9%

         Brazos River Authority, Texas
           5.76%, 10/18/95                                             $  50,000
         New Hampshire Industrial
         Development Authority
           5.80%, 10/26/95                                                25,000
         =======================================================================
                                                                          75,000

--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 11.2%

     (a) Bear Stearns Companies Inc.
           6.00%-6.15%, 8/8/95-8/21/95                                   105,000
     (a) CS First Boston, Inc.
           5.93%, 8/9/95                                                  50,000
     (a) Goldman, Sachs & Co.
           5.95%, 8/25/95                                                 75,000
  (a)(b) Lehman Brothers Holdings Inc.
           6.00%, 8/16/95                                                 50,000
     (a) Morgan Stanley Group Inc.
           5.98%-6.06%, 8/16/95-8/23/95                                   35,003
         Nomura Holding America Inc.
           5.80%-5.92%, 9/20/95-11/1/95                                   44,473
     (a) Salomon Inc.
           6.42%, 8/1/95                                                  90,000
         =======================================================================
                                                                         449,476

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.7%

     (a) Kingdom of Sweden
           5.63%, 10/11/95                                                44,986
         Province of Quebec
           5.85%, 10/4/95                                                 24,744
         =======================================================================
                                                                          69,730

--------------------------------------------------------------------------------
INFORMATION SERVICES -- 1.2%

         GTE Corporation
           5.86%, 8/29/95                                                 14,932
         Nynex Corporation
           5.81%-6.01%, 8/29/95-10/24/95                                  34,751
         =======================================================================
                                                                          49,683


--------------------------------------------------------------------------------
MANUFACTURING AND INDUSTRIAL PRODUCTS -- 1.4%

         Bridgestone/Firestone, Inc.
           5.81%, 8/18/95                                                 29,919
         Cooper Industries, Inc.
           5.81%, 8/21/95                                                 24,920
         =======================================================================
                                                                          54,839

--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS -- 2.5%

(a)(b)(c)  Orange County, California
           7.02%, 6/30/96 (maturity),
           $100,000,000 (cost and par)                                    76,000
         Letter of Credit from The Bank of
         New York                                                         24,000
         =======================================================================
                                                                         100,000

--------------------------------------------------------------------------------
RECEIVABLES FINANCING -- 10.5%

         Cooperative Receivables Corporation
           5.76%, 9/19/95                                                 39,690
         Dynamic Funding Corporation
           5.85%-5.97%, 10/2/95-10/31/95                                  49,383
         ESC Securitization, Inc.
           5.96%, 9/20/95-9/21/95                                         49,588
         Heller Financial, Inc.
           6.04%, 9/27/95                                                 24,765
         Heller International Corporation
           6.11%, 8/7/95                                                  24,975
         Jet Funding Corporation
           5.85%, 10/31/95                                                49,272
         Monte Rosa Capital Corporation
           5.80%, 9/8/95                                                  24,848
         SFC (USA) Inc.
           6.04%, 8/31/95                                                 49,752
         STRAIT Capital Corporation
           5.84%-6.05%, 8/31/95-10/31/95                                  59,346
         Strategic Asset Funding Corporation
           6.04%, 8/31/95                                                 24,876
         Working Capital Management Co. L.P.
           5.84%, 9/25/95                                                 24,779
         =======================================================================
                                                                         421,274
         =======================================================================
         TOTAL CORPORATE
         OBLIGATIONS -- 74.3%
         (average maturity: 36 days)                                   2,991,888
         =======================================================================

================================================================================
BANK OBLIGATIONS

CERTIFICATES OF DEPOSIT --
U.S. BANKS -- 10.3

         Bank of America Illinois
           5.75%, 10/19/95                                                40,001
         Bank of New York Company Inc.
           6.07%, 8/8/95                                                  25,000
     (a) Boatmen's Credit Card Bank
           6.06%, 9/5/95                                                  25,000
     (a) First Bank (S.D.)
           5.88%, 8/16/95                                                 14,999
     (a) First Chicago Corporation
           5.74%-6.35%, 8/1/95-3/4/96                                     40,002
     (a) First National Bank of Boston
           6.00%-6.22%, 8/3/95-10/2/95                                    50,000
         MBNA America Bank N.A.
           6.18%-6.25%, 8/10/95-8/31/95                                   40,000
         Mellon Bank Corporation
           5.84%, 5/31/96                                                 15,016
     (a) Old Kent Bank & Trust Co.
           5.87%, 8/30/95                                                 25,000
     (a) PNC Bank Corporation
           5.68%, 8/1/95                                                  50,000
     (a) Shawmut Bank Connecticut, N.A.
           5.74%-6.03%, 8/1/95-9/25/95                                    50,004
         Wachovia Corporation
           6.00%-6.81%, 8/7/95-8/18/95                                    39,994
         =======================================================================
                                                                         415,016

================================================================================
                                                        PORTFOLIO OF INVESTMENTS

                                                                         VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT --
FOREIGN BANKS -- 4.4%

         Canadian Imperial Bank of Commerce
           5.75%, 10/17/95                                         $      50,000
         Chemical Bank of Canada
           5.75%, 9/18/95                                                 25,000
         Citibank Canada
           5.76%-5.78%, 9/21/95-9/26/95                                   50,000
     (a) Kansallis Osake Pankki
           6.01%, 8/1/95                                                  49,953
         =======================================================================
                                                                         174,953

--------------------------------------------------------------------------------
    TIME DEPOSITS --
(b) CANADIAN BANKS -- 3.7%

         Bank of Montreal
           5.75%, 10/6/95                                                 50,000
         Bank of Nova Scotia
           5.94%, 8/14/95                                                 50,000
         Toronto Dominion Bank
           5.75%, 9/18/95                                                 50,000
         =======================================================================
                                                                         150,000
         =======================================================================
         TOTAL BANK OBLIGATIONS -- 18.4%
         (average maturity: 41 days)                                     739,969
         =======================================================================

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
         (Dated 7/95, collateralized by Federal
         Home Loan Mortgage Corporation,
         Federal National Mortgage Association
         and U.S. Treasury Securities)

         Donaldson, Lufkin, & Jenrette
         Securities Corporation
         (held at Chemical Bank)
           5.85%, 8/18/95                                                 30,000
         Goldman, Sachs & Co.
         (held at The Bank of New York)
           5.74%-5.75%, 9/11/95-10/24/95                                 225,000
         Lehman Government Securities, Inc.
         (held at Chemical Bank)
           5.99%, 8/7/95                                                  31,000
         =======================================================================
         TOTAL REPURCHASE AGREEMENTS --
         7.1%
         (average maturity: 49 days)                                     286,000
         =======================================================================
         TOTAL INVESTMENTS -- 99.8%
         (average maturity: 38 days)                                   4,017,857
         =======================================================================
         CASH AND OTHER ASSETS,
         LESS LIABILITIES -- .2%                                           7,241
         =======================================================================
         NET ASSETS -- 100%                                            4,025,098
         =======================================================================

             See accompanying Notes to Portfolios of Investments.

================================================================================
PORTFOLIO OF INVESTMENTS

GOVERNMENT SECURITIES PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

                                                                         VALUE
================================================================================
U.S. TREASURY NOTES -- .7%
(AVERAGE MATURITY: 288 DAYS)

             5.75%, 5/15/96                                           $    4,048

SHORT-TERM NOTES (ISSUED OR
GUARANTEED BY U.S. GOVERNMENT
AGENCIES OR INSTRUMENTALITIES)

     (a) Agency for International
         Development
           Government of Israel
             5.75%, 8/1/95                                                 7,071
     (a) Export-Import Bank of the
         United States
           Cathay Pacific Airways Limited
             5.81%, 8/15/95                                                8,268
           KA Leasing, LTD.
             5.81%, 8/15/95                                                8,699
           Kuwait Investment Authority
             5.65%, 8/15/95                                               19,260
           VARIG Brazilian Airlines
             5.81%, 10/16/95                                              12,255
     (a) Federal Farm Credit Banks
             5.81%, 8/25/95                                                1,049
         Federal Home Loan Bank
     (a)     6.00%-6.14%, 8/1/95-8/2/95                                   10,898
             5.88%, 5/15/96                                               24,216
         Federal Home Loan Bank
           Downey Savings & Loan
             5.66%, 3/8/96                                                 4,833
           Fidelity Federal Bank
             5.88%-5.96%, 8/30/95-9/26/95                                 15,694
     (a) Federal Home Loan Mortgage
         Corporation
             5.95%, 8/15/95                                               12,496
         Federal National Mortgage
         Association
     (a)     6.24%, 8/1/95                                                34,501
             5.75%-6.01%, 8/4/95-6/21/96                                 108,194
     (a) Overseas Private
         Investment Corporation
           International Paper Company
             5.76%, 10/16/95                                               6,000
     (a) Student Loan Marketing Association
             5.83%-6.08%, 8/1/95-12/30/95                                 61,993
         =======================================================================
         TOTAL SHORT-TERM NOTES -- 55.6%
         (average maturity: 54 days)                                     335,427
         =======================================================================

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS

         (Dated 5/95-7/95, collateralized
         by Federal Home Loan Mortgage
         Corporation, Federal National
         Mortgage Association and
         Government National Mortgage
         Association Securities)
         Bear, Stearns & Co. Inc.
             5.83%, 8/2/95                                                51,000
         Chase Manhattan Corporation
         (held at Chemical Bank)
             6.00%, 8/1/95                                                28,000
         Donaldson, Lufkin & Jenrette
         Securities Corporation
         (held at Chemical Bank)
             5.85%, 8/21/95                                               25,000
         Goldman, Sachs & Co.
         (held at The Bank of New York)
             5.88%, 9/20/95                                               40,000
         Lehman Government Securities Inc.
         (held at Chemical Bank)
             5.99%, 8/7/95                                                24,000
         Nomura Securities International, Inc.
             5.85%, 9/1/95                                                 4,000
         Nomura Securities International, Inc.
         (held at The Bank of New York)
             5.85%, 9/1/95-9/14/95                                        77,000
         Smith Barney Shearson Inc.
             5.80%, 8/24/95                                               11,000
         =======================================================================



         TOTAL REPURCHASE
         AGREEMENTS -- 43.0%
         (average maturity: 24 days)                                     260,000
         =======================================================================
         TOTAL INVESTMENTS -- 99.3%
         (average maturity: 43 days)                                     599,475
         =======================================================================
         CASH AND OTHER ASSETS,
         LESS LIABILITIES -- .7%                                           4,126
         =======================================================================
         NET ASSETS -- 100%                                             $603,601
         =======================================================================

         See accompanying Notes to Portfolios of Investments.

================================================================================
                                                        PORTFOLIO OF INVESTMENTS

TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)



(a)     VARIABLE RATE DEMAND SECURITIES                                VALUE
--------------------------------------------------------------------------------
ALABAMA

        Birmingham
        Medical Clinic Revenue
                3.90%                                                   $  6,680

ARIZONA

        Apache County
        Industrial Development Authority
                3.85%                                                     10,000

CALIFORNIA

        Alameda
        Revenue
                5.80%                                                      7,500
        Costa Mesa
        Performing Arts Center
                4.00%                                                      4,650
        Educational Facilities Authority
                4.25%                                                      1,300
        Los Angeles
        Harbor Improvement Corporation
                3.95%                                                      8,000
        Regional Airports Improvement Corporation
                4.70%                                                      5,000

DISTRICT OF COLUMBIA

        General Obligation
                4.35%                                                     10,400

FLORIDA

        Dade County
        Aviation Facilities Revenue
                3.90%                                                      8,400
        Housing Finance Agency
                3.80%                                                      9,750
        Naples
        Hospital Revenue
                3.90%                                                      8,000

GEORGIA

        Fulton County
        Development Authority
                3.90%                                                     10,445
        Wayne County
        Solid Waste Management Authority
                4.45%                                                      3,000

ILLINOIS

        Chicago
        O'Hare International Airport
        Special Facility Revenue
                4.80%                                                      9,000
        Development Finance Authority
                4.17%                                                      9,395
        Educational Facilities Authority
                3.85%                                                     11,900
        Mundelein
        Industrial Development Revenue
                4.05%                                                      6,500
        Richmond
        Industrial Development Revenue
                4.25%                                                      4,000

INDIANA

        Health Facility Financing Authority
                3.95%                                                      7,235
        Rockport
        Pollution Control Revenue
                3.90%                                                     13,745





IOWA

        Louisa County
        Pollution Control Revenue
                3.85%                                                      6,300

KENTUCKY

        Development Finance Authority
                3.90%                                                      8,160
        Higher Education Student Loan Corporation
                4.10%                                                      5,000
        Lexington-Fayette Urban County Government
                4.30%                                                      5,300
        Todd County
        Industrial Development Revenue
                4.00%                                                      2,900

LOUISIANA

        Caddo Parish
        Industrial Development Board
                4.30%                                                      2,800
        Iberville
        Pollution Control Revenue
                3.95%                                                      3,200
        Jefferson Parish
        Hospital Revenue
                4.05%                                                      7,200

================================================================================
PORTFOLIO OF INVESTMENTS

                                                                         VALUE
--------------------------------------------------------------------------------
MARYLAND

        Baltimore County
        Multi-Family Housing Revenue
                4.10%                                                     $3,900
        Department of Housing and Community Development
        Mutli-Family Development Revenue
                4.00%                                                      5,510

MICHIGAN

        Dearborn
        Economic Development Corporation
                3.80%                                                      7,800

MINNESOTA

        Minneapolis
        Community Development Agency
                3.95%                                                      4,455

MISSOURI

        Kirksville
        Industrial Development Agency
                4.30%                                                      4,200

NEVADA
        Clark County
        Industrial Development Revenue
                4.00%                                                      4,000
        Community Industrial
        Development Revenue
                4.00%                                                      4,650


NORTH CAROLINA

        Lenoir County
        Pollution Control Financing Authority
                3.90%                                                      5,000

OHIO

        Pollution Control Revenue
                 4.00%                                                     2,500

PENNSYLVANIA
        Berks County
        Redevelopment Authority
                4.20%                                                      8,000
        Delaware Valley
        Regional Finance Authority
                3.95%                                                     21,500
        Philadelphia
        Industrial Development Authority
                3.90%                                                      5,400
        Redevelopment Authority
                3.95%                                                      4,000

TENNESSEE

        Clarksville
        Public Building Authority
                3.90%                                                      5,000
        Maury County
        Water Facility Revenue
                4.25%                                                      2,500
        Nashville and Davidson County
        Multi-Family Housing Revenue
                3.90%                                                      4,000

TEXAS

        Calhoun County
        Industrial Development Authority
                4.20%                                                     12,000
        Gulf Coast
        Industrial Development Authority
                3.95%                                                      1,800
        Trinity River Authority
                4.10%                                                      9,200

VIRGINIA

        Louisa County
        Industrial Development Authority
                3.90%                                                      5,000
        ------------------------------------------------------------------------
        TOTAL VARIABLE RATE
        DEMAND SECURITIES -- 41.6%
        (average maturity: 6 days)                                       316,175
        ------------------------------------------------------------------------

        OTHER SECURITIES

ALABAMA

        Mobile
        Port City Medical Clinic Board
                3.95%,11/14/95                                            11,850


ALASKA

        Valdez
        Marine Terminal Revenue Refunding
                3.85%-4.15%, 9/13/95-9/22/95                              16,875

CALIFORNIA

        Pollution Control Revenue
                4.15%, 9/11/95                                             5,000

COLORADO

        Arapahoe County
        Capital Improvement Revenue
                4.45%, 8/31/95                                            15,000
        Denver City and County
        Airport System Revenue
                3.80%-4.30%, 8/21/95-9/27/95                              22,900
        Platte River Power Authority
                3.75%, 11/14/95                                            4,000

================================================================================
                                                        PORTFOLIO OF INVESTMENTS

                                                                         VALUE
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA

        Student Loan Revenue
                4.10%, 7/01/96                                          $  6,000

FLORIDA

        First Municipal Loan Council
                4.20%, 9/15/95                                             4,800
        Hillsborough County
        Aviation Authority
                4.25%, 9/15/95                                            10,000
        Pinellas County
        Educational Facilities Authority
                4.15%, 8/09/95                                             5,000
        Sunshine State Government Financing Commission
                4.15%, 9/15/95-9/19/95                                    13,300

GEORGIA

        Municipal Electric Authority
                3.95%-4.25%, 8/22/95-11/09/95                             27,135
        Municipal Gas Authority
                3.90%, 9/20/95                                             1,975

ILLINOIS

        Chicago
        General Obligation
                4.30%, 9/21/95                                             5,000
        Development Finance Authority
                4.85%, 12/01/95                                            2,000

INDIANA

        Mt. Vernon
        Pollution Control and Solid Waste Disposal Revenue
                3.85%, 9/22/95                                             4,500
        Sullivan
        Pollution Control Revenue
                3.85%-4.20%, 9/18/95-9/22/95                              10,745

KANSAS

        Burlington
        Pollution Control Refunding and Improvement Revenue
                4.20%-4.25%, 9/13/95-9/19/95                               3,200
        Pollution Control Revenue
                3.85%, 9/22/95                                             1,000

KENTUCKY

        Danville
        Multi-City Lease Revenue
                4.30%, 9/19/95                                            11,000
        Pendleton County
        Multi-County Lease Revenue
                3.95%-4.20%, 9/14/95-9/20/95                              11,700

LOUISANA

        Public Facilities Authority
                4.20%, 9/13/95                                             8,000

MARYLAND

        Anne Arundel County
        Port Facilities Revenue
                4.20%, 9/12/95-9/19/95                                    18,000

MASSACHUSETTS

        Pollution Control Revenue Refunding
                4.10%-4.20%, 8/17/95-9/12/95                              15,900

MISSISSIPPI

        Claiborne County
        Pollution Control Revenue
                4.20%, 9/19/95                                             7,400

MISSOURI

        Health Facilities Revenue
                4.20%, 9/14/95                                             4,000




NEBRASKA

        Public Power District
                3.90%-4.15%, 8/17/95-9/15/95                              10,000

NEW HAMPSHIRE

        Business Finance Authority
                4.30%, 8/22/95                                             2,400

NEW YORK

        Dormitory Authority
                3.80%, 11/13/95                                            6,000
        Nassau County
          Revenue Anticipation Notes
                3.75%, 3/15/96                                             3,009
          Tax Anticipation Notes
                5.10%, 9/28/95                                             7,804
        New York City
        General Obligation
                4.90%, 8/01/95                                             7,000

NORTH CAROLINA

        Eastern Municipal Power Agency
                3.95%-4.10%, 8/14/95-8/23/95                              14,000

OHIO

        Air Quality Development Authority
                4.15%-4.20%, 9/13/95-9/19/95                              18,875
        Water Development Authority
                4.20%, 9/19/95                                             2,800

================================================================================
PORTFOLIO OF INVESTMENTS

                                                                         VALUE
--------------------------------------------------------------------------------
PENNSYLVANIA

        Montgomery County
        Industrial Development Authority
                3.95%, 8/23/95                                          $  8,000
        Tax Anticipation Notes
                3.95%, 6/28/96                                             6,531

TEXAS

        Austin
        Combined Utility Systems
                3.93%, 9/14/95                                             9,100
        Brazoria County
        Brazos River Harbor Navigation
                4.30%, 8/08/95                                             5,400
        Department of Housing and Community Affairs
                4.15%, 8/22/95                                             5,000
        Harris County
        Health Facilities Development Corporation
                4.00%, 9/19/95                                             6,300
        Port Development Corporation
                4.00%, 8/21/95                                             7,250
        Public Finance Authority
                4.20%, 9/07/95                                            10,000
        San Antonio
        Electric and Gas Systems
                4.15%-4.20%,  9/11/95-9/14/95                             28,500
        Tax & Revenue Anticipation Notes
                4.20%, 8/31/95                                             8,605

UTAH

        Tooele County
        Waste Treatment Revenue
                4.35%, 10/18/95                                            6,000

VIRGINIA

        Norfolk
        Industrial Development Authority
                3.80%, 9/22/95                                             5,885
        Prince William County
        Industrial Development Authority
                4.10%, 8/22/95                                             4,700
        York County
        Industrial Development Authority
                4.20%, 9/12/95                                            12,800

WYOMING

        Sweetwater County
        Pacific Central Revenue
                4.15%-4.20%, 8/17/95-9/14/95                               4,800
        ========================================================================
        TOTAL OTHER SECURITIES--58.8%
        (average maturity: 47 days)                                      447,039
        ========================================================================
        TOTAL INVESTMENTS--100.4%
        (average maturity: 34 days)                                      763,214
        ========================================================================
        LIABILITIES, LESS CASH AND
        OTHER ASSETS--.4%                                                 (3,071)
        ========================================================================
        NET ASSETS--100%                                                $760,143
        ========================================================================


        See accompanying Notes to Portfolios of Investments.

================================================================================
                                                        PORTFOLIO OF INVESTMENTS


NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, except as described in Note (c), cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

        (a) Variable rate securities. The rates shown are the current rates at July 31, 1995. The dates shown represent the demand date or next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

        (b) Illiquid securities. At July 31, 1995, the aggregate value of illiquid securities was $354,719,000 in the Money Market Portfolio, which represented 8.8% of net assets.

        (c) See Note (3) of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND SHAREHOLDERS KEMPER MONEY MARKET FUND

   We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Kemper Money Market Fund, as of July 31, 1995, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Kemper Money Market Fund at July 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1991, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP


Chicago, Illinois
September 15, 1995

================================================================================
                                                            FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1995
(in thousands)

                                                                  MONEY              GOVERNMENT
                                                                  MARKET             SECURITIES           TAX-EXEMPT
                                                                  PORTFOLIO          PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at amortized cost:
  Short-term securities                                        $  3,731,857            339,475             763,214
--------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                             286,000            260,000                  --
--------------------------------------------------------------------------------------------------------------------
Cash                                                                  5,905              2,420                  --
--------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                           11,980              3,293               5,626
--------------------------------------------------------------------------------------------------------------------
  Shares of the portfolio sold                                       11,288              1,196                 932
--------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                   4,047,030            606,384             769,772
====================================================================================================================
LIABILITIES AND NET ASSETS

Cash overdraft                                                           --                 --               1,801
--------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                           4,229                547                 467
--------------------------------------------------------------------------------------------------------------------
  Shares of the portfolio redeemed                                   15,273              1,928               2,298
--------------------------------------------------------------------------------------------------------------------
  Securities purchased                                                   --                 --               4,651
--------------------------------------------------------------------------------------------------------------------
  Management fee                                                        902                135                 172
--------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              1,086                111                 127
--------------------------------------------------------------------------------------------------------------------
  Other                                                                 442                 62                 113
--------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                 21,932              2,783               9,629
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                    $  4,025,098            603,601             760,143
====================================================================================================================
ANALYSIS OF NET ASSETS

Paid in capital                                                $  4,053,426            603,601             760,143
--------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                              (28,328)                --                  --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                      $4,025,098            603,601             760,143
====================================================================================================================
THE PRICING OF SHARES

Shares outstanding, no par value                                  4,025,098            603,601             760,143
--------------------------------------------------------------------------------------------------------------------
 Net asset value and redemption price per share                       $1.00               1.00                1.00
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.

===============================================================================
FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Year ended July 31, 1995
(in thousands)

                                                                  MONEY               GOVERNMENT
                                                                  MARKET              SECURITIES          TAX-EXEMPT
                                                                  PORTFOLIO           PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Interest income                                                  $231,048             34,371              29,687
--------------------------------------------------------------------------------------------------------------------
  Expenses:
   Management fee                                                    10,924              1,637               2,072
--------------------------------------------------------------------------------------------------------------------
   Custodian and transfer agent fees and related expenses             9,098                954                 806
--------------------------------------------------------------------------------------------------------------------
   Reports to shareholders                                              575                 90                  99
--------------------------------------------------------------------------------------------------------------------
   Registration costs                                                    81                 68                  56
--------------------------------------------------------------------------------------------------------------------
   Professional fees                                                    133                 16                  19
--------------------------------------------------------------------------------------------------------------------
   Trustees' fees and other                                             138                 16                  44
--------------------------------------------------------------------------------------------------------------------
     Total expenses                                                  20,949              2,781               3,096
--------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                             210,099             31,590              26,591
--------------------------------------------------------------------------------------------------------------------
  Change in unrealized depreciation on investments                  (28,328)                --                  --
--------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $181,771             31,590              26,591
--------------------------------------------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
Years ended July 31, 1995 and 1994
(in thousands)

                                                        MONEY                 GOVERNMENT
                                                        MARKET                SECURITIES             TAX-EXEMPT
                                                        PORTFOLIO             PORTFOLIO              PORTFOLIO
                                                    -----------------        --------------        ---------------
                                                    1995         1994        1995       1994       1995       1994
--------------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL ACTIVITY
   Net investment income                     $   210,099      133,554      31,590     21,561     26,591     17,957
--------------------------------------------------------------------------------------------------------------------
   Change in unrealized depreciation             (28,328)          --          --         --         --         --
--------------------------------------------------------------------------------------------------------------------
Capital contribution from investment
  manager                                         28,328           --          --         --         --         --
--------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                           (210,099)    (133,554)    (31,590)   (21,561)   (26,591)   (17,957)
--------------------------------------------------------------------------------------------------------------------
Capital share transactions
(dollar amounts and number of
shares are the same):
Shares sold                                    5,434,790    5,726,409     808,318    975,931    816,602    853,432
--------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends       200,429      128,319      29,447     19,778     25,523     17,299
--------------------------------------------------------------------------------------------------------------------
                                               5,635,219    5,854,728     837,765    995,709    842,125    870,731
--------------------------------------------------------------------------------------------------------------------
Less shares redeemed                           5,758,910    6,205,869     941,532    982,644    874,113    837,230
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL
SHARE TRANSACTIONS AND
TOTAL INCREASE (DECREASE) IN NET ASSETS         (123,691)    (351,141)   (103,767)    13,065    (31,988)    33,501
--------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of year                              4,148,789    4,499,930     707,368    694,303    792,131    758,630
--------------------------------------------------------------------------------------------------------------------
END OF YEAR                                   $4,025,098    4,148,789     603,601    707,368    760,143    792,131
--------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
===============================================================================

-------------------------------------------------------------------------------
1 DESCRIPTION OF THE FUND    The Fund currently offers three series of shares
                             (Portfolios) -- the Money  Portfolio, the
                             Government Securities Portfolio and the Tax-Exempt
                             Portfolio. The     Money Market Portfolio invests
                             primarily in short-term high quality obligations of major banks and corporations. The Government
                             Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt
                             Portfolio invests in short-term high quality municipal securities.30


-------------------------------------------------------------------------------
2 SIGNIFICANT                INVESTMENT VALUATION. Investments are stated at
  ACCOUNTING POLICIES        amortized cost, which approximates market value.
                             In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INTEREST INCOME.
                             Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             REPURCHASE AGREEMENTS. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Fund's custodian bank, unless otherwise indicated, and is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

                             EXPENSES. Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

                             FUND SHARE VALUATION AND DIVIDENDS TO
                             SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

                             FEDERAL INCOME TAXES. Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
3 TRANSACTIONS               MANAGEMENT AGREEMENT. The Fund has a management
  WITH AFFILIATES            agreement with Kemper Financial Services, Inc.
                             (KFS) and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining gradually to .25% of average daily net assets in excess of $800 million. The
                             Fund incurred a management fee of $14,633,000 for the year ended July 31, 1995.

                             Kemper Asset Holdings, Inc. (KAHI), a subsidiary of Kemper Corporation, the parent company of Kemper Financial Services, Inc., has arranged for the issuance of a $107,081,000 irrevocable letter of credit from The Bank of New York for the benefit of the Fund. The letter of credit supports the payment of principal and interest on the Orange County, California obligation held in the Money Market Portfolio. The Fund and KAHI are parties to an agreement related to the letter of credit which provides, among other things, that, in connection with a payment of principal or interest under the letter of credit, the Fund will transfer to KAHI any proceeds received under the Orange County obligation.

                             CUSTODIAN AND TRANSFER AGENT AGREEMENTS. The Fund has a custodian agreement and a transfer agent agreement with Investors Fiduciary Trust Company
                             (IFTC), which was 50% owned by KFS until January 31, 1995, when KFS completed the sale of IFTC to a third party. For the year ended July 31, 1995, the Fund incurred custodian and transfer agent fees of $8,086,000 (excluding related expenses). Pursuant to a services agreement with IFTC, Kemper Service Company (KSvC), an affiliate of KFS, is the Shareholder Service Agent of the Fund. For the year ended July 31, 1995, IFTC remitted shareholder service fees of $7,656,000 to KSVC.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of KFS. During the year ended July 31, 1995, the Fund made no payments to its officers and incurred trustees' fees of $72,000 to independent trustees.

FINANCIAL HIGHLIGHTS
================================================================================

                                                                 MONEY MARKET PORTFOLIO
                                                                   YEAR ENDED JULY 31,
                                              ------------------------------------------------------------------
                                              1995            1994            1993           1992           1991
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year          $ 1.00            1.00             1.00          1.00           1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                     .05             .03              .03           .04            .07
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 1.00            1.00             1.00          1.00           1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  5.34%           3.20             2.96          4.45           7.19
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                       .52%            .52              .52           .49            .46
---------------------------------------------------------------------------------------------------------------------------
Net investment income                         5.19            3.14             2.92          4.42           6.94
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of year
  (in thousands)                        $4,025,098       4,148,789        4,499,930     5,664,194      7,553,950
---------------------------------------------------------------------------------------------------------------------------

                                                              GOVERNMENT SECURITIES PORTFOLIO
                                                                   YEAR ENDED JULY 31,
                                              -------------------------------------------------------------------
                                              1995            1994            1993           1992            1991
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year          $ 1.00            1.00             1.00          1.00           1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                     .05             .03              .03           .04            .07
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 1.00            1.00             1.00          1.00           1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  5.36%           3.20             2.97          4.50           6.95
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
Expenses                                       .46%            .47              .45           .43            .43
---------------------------------------------------------------------------------------------------------------------------
Net investment income                         5.21            3.15             2.94          4.44           6.65
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of year
  (in thousands)                          $603,601         707,368          694,303       926,328      1,126,417
---------------------------------------------------------------------------------------------------------------------------

Note: The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

================================================================================
FINANCIAL HIGHLIGHTS

                                                                  TAX-EXEMPT PORTFOLIO
                                                                   YEAR ENDED JULY 31,
                                              ------------------------------------------------------------------
                                              1995            1994            1993           1992           1991
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year          $ 1.00            1.00             1.00          1.00           1.00
----------------------------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                     .03             .02              .02           .04            .05
----------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $ 1.00            1.00             1.00          1.00           1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  3.53%           2.33             2.39          3.57           5.07
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                       .40%            .41              .39           .39            .38
----------------------------------------------------------------------------------------------------------------
Net investment income                         3.46            2.30             2.36          3.49           4.92
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of year
  (in thousands)                          $760,143         792,131          758,630       796,272        788,253
----------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
================================================================================

--------------------------------------------------------------------------------
FEDERAL TAX STATUS
OF 1995 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

TRUSTEES AND OFFICERS
================================================================================

TRUSTEES

STEPHEN B. TIMBERS
President and Trustee

DAVID W. BELIN
Trustee

LEWIS A. BURNHAM
Trustee

DONALD L. DUNAWAY
Trustee

ROBERT B. HOFFMAN
Trustee

DONALD R. JONES
Trustee

DAVID B. MATHIS
Trustee

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee


OFFICERS

J. PATRICK BEIMFORD, JR.
Vice President

JOHN E. PETERS
Vice President

FRANK J. RACHWALSKI, JR.
Vice President

PHILIP J. COLLORA
Vice President
and Secretary

CHARLES F. CUSTER
Vice President and
Assistant Secretary

JEROME L. DUFFY
Treasurer

ELIZABETH C. WERTH
Assistant Secretary

================================================================================

--------------------------------------------------------------------------------
LEGAL COUNSEL                          VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                       222 North LaSalle Street
                                       Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT              KEMPER SERVICE COMPANY
                                       P.O. Box 419557
                                       Kansas City, MO 64141
                                       1-800-621-1048
--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT           INVESTORS FIDUCIARY TRUST COMPANY
                                       127 West 10th Street
                                       Kansas City, MO 64105
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS                   ERNST & YOUNG LLP
                                       233 South Wacker Drive
                                       Chicago, IL 60606
--------------------------------------------------------------------------------
INVESTMENT MANAGER                     KEMPER FINANCIAL SERVICES, INC.


PRINCIPAL UNDERWRITER                  KEMPER DISTRIBUTORS, INC.
                                       120 S. LaSalle Street
                                       Chicago, IL 60603
--------------------------------------------------------------------------------


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This report is not to be distributed
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Kemper Money Market Fund prospectus.
KMMF - 2(9/95)
                                                      [KEMPER MUTUAL FUNDS LOGO]